Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Explanation of Significant Changes in Contract Assets

Contract assets	December 31, 2022
At January 1, 2022	$20,386
Additions to contract assets	13,306
Invoiced during the year	(20,911)
At December 31, 2022	$12,781

Deferred revenue	December 31, 2022	December 31, 2021
Beginning Balance	$12,109	$9,888
Additions to deferred revenue	21,650	23,618
Revenue recognized during the year	(25,729)	(21,397)
Ending Balance	$8,030	$12,109